UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21576

Stock Dividend Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2011






























Item 1.  Report to Shareholders.
STOCK DIVIDEND FUND, INC.




ANNUAL REPORT
DECEMBER 31, 2011



Stock Dividend Fund, Inc.
8150 N. Central Expressway #M1120
Dallas, Texas 75206
1-800-704-6072

Fund Symbol: SDIVX



Dear shareholders of Stock Dividend Fund, Inc.,

The Fund ended 2011 with a Net Asset Value per share of $21.80, after paying an income dividend of $0.6396 per share on December 28, 2011, which was up from a
Net Asset Value per share of $20.76 at the beginning of the year.

For the period December 31, 2010 through December 31, 2011 the total return of the Fund was up 8.09% versus the S&P 500 up 2.09%.

The Fund continues to hold what we feel are very high quality companies with stable cash flows and relatively transparent balance sheets.

The portfolio of the Fund begins 2012, similar to 2011, with an over 3% internal portfolio dividend yield, companies with relatively low debt levels, strong cash flows and low retirement and pension liabilities, all of which we would expect
to provide some cushion if markets weaken again.  Keep in mind however that
these qualities did not have this expected cushioning effect in 2009 and there is no assurance that it will in the future.

The portfolio turnover of the Fund remains low as expected, however, due to tax
loss carryforwards from previous years, we will be opportunistic and take extraordinary short term gains if deemed prudent. This may result in increased brokerage costs but we feel this is a minimal concern as these costs are so low.

Our top holdings and industry group exposures, as of December 31, 2011, are
listed on the following page.

We look forward to continued absolute and relative performance in 2012.


Sincerely,



Steven Adams
Portfolio Manager


STOCK DIVIDEND FUND, INC.
Top Ten Holdings and Asset Allocation
December 31, 2011


Top Ten Holdings*
(% of Net Assets)


Phillip Morris Intl.                     5.33%
Chevron Corp.                            5.20%
Freeport-McMoran Copper and Gold         5.11%
ConocoPhillips                           5.07%
Verizon Communications, Inc.             4.97%
Intel Corp.                              4.88%
Pfizer					   4.86%
Home Depot                               4.67%
Universal Corp				   4.48%
Eli Lilly                                4.31%
                                        ------
                                        48.88%

Asset Allocation
(% of Net Assets)

Petroleum Refining                                               13.14%
Pharmaceutical Preparations                                      11.96%
Cigarettes                                                        9.01%
Telephone Communications, Except Radiotelephone                   8.80%
Metal Mining Services                                             5.11%
Semi Conductors and Related Devices                               4.88%
Lumber and Other Building Materials Dealers                       4.67%
Chewing and Smoking Tobacco and Snuff                             4.48%
Railroads, Line-Haul Operating                                    4.11%
Department Stores                                                 4.11%
Electric and other Electrical Equipment and Components            4.07%
Security Brokers, Dealers, and Flotation Companies                3.84%
Groceries, General Line                                           3.57%
Electric Services                                                 3.54%
Industrial, Inorganic Chemicals                                   3.12%
Drilling, Oil & Gas Wells                                         2.87%
Canned Fruits and Vegetables                                      2.73%
Refuse Systems                                                    1.83%
Short term investments                                            4.01%
Other Assets, Less Liabilities, Net                               0.15%
                                                                  -----
                                                                100.00%


*Portfolio holdings are subject to change and are not recommendations of individual stocks






STOCK DIVIDEND FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Stock Dividend Fund from its inception, December 27, 2004 to years ending through 2011. These changes are then compared to a $10,000 investment in the S&P 500 Index for the same period. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                    Inception  Year    Year    Year    Year    Year    Year
                               End     End     End     End     End     End
                   (12/27/04)  2004    2005    2006    2007    2008    2009
                    ---------  ------- ------- ------- ------- ------- -------
Stock Dividend Fund  $10,000   $10,068 $10,738 $13,013 $13,683 $ 8,760 $10,381
S&P 500 Index        $10,000   $10,015 $10,501 $12,159 $12,827 $ 8,082 $10,221

                     Year      Year
                     End       End
                     2010      2011
                     -------   -------
Stock Dividend Fund  $12,294   $13,289
S&P 500 Index        $11,762   $12,008


$14,000|                                    #
$13,000|                             #        *                         #
$12,000|                               *                         #
$11,000|                     # *                                   *      *
$10,000|    # *     # *                                    # *
$ 9,000|                                           #
$ 8,000|                                             *
        ____________________________________________________________________
        Inception
        (12/27/04)  2004     2005    2006   2007   2008   2009   2010   2011

       #=Stock Dividend Fund       *=S&P 500 Index.


                     5 Day   Annual Annual Annual Annual  Annual
                     Return  Return Return Return Return  Return
                     2004    2005   2006   2007   2008    2009
                     ------  ------ ------ ------ ------  ------
Stock Dividend Fund   0.68%  6.65%  21.19% 5.14% (35.96)% 18.51%
S&P 500 Index         0.15%  4.85%  15.79% 5.33% (36.99)% 26.46%

                     Annual  Annual Compounded
                     Return  Return Average
                     2010    2011   Annual Return Since Inception
                     ------  ------ -----------------------
Stock Dividend Fund   18.43% 8.09%  4.13%
S&P 500 Index         15.08% 2.09%  2.84%






STOCK DIVIDEND FUND, INC.
EXPENSES
DECEMBER 31, 2011

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period of June 30, 2011 to December 31, 2011.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                    Expenses Paid
               Beginning        Ending              During Period*
               Account Value    Account Value       June 30, 2011
               June 30, 2011    December 31, 2011   to December 31, 2011
           -----------------    -----------------   ---------------------

Actual              $  1,000       $ 1,011              $   4.31

Hypothetical**      $  1,000       $ 1,021              $   4.33

*Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184 days/365 days to reflect the one-half year period.
** Hypothetical return assumes 5% return before expenses.

STOCK DIVIDEND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2011


ASSETS
   Investment securities, at fair
          value(cost $24,703,876)           $  29,631,156
   Dividends receivable                            65,945
                                              -----------
              Total assets                     29,697,101
                                              -----------

LIABILITIES
   Advisory fees payable                           20,687
                                              -----------
              Total liabilities                    20,687
                                              -----------

NET ASSETS -
   Equivalent to $21.80 per
   share based on 1,361,184 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $ 29,676,414
                                             ============

NET ASSETS CONSIST OF:
  Common stock				         $      1,361
  Paid-in capital                              28,825,400
  Net unrealized appreciation
   of investments                               4,927,280
  Accumulated net realized loss                (4,077,627)
                                             ------------
Net assets                                   $ 29,676,414
                                             ============



















See accompanying notes to these financial statements

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

DESCRIPTION                                 SHARES      FAIR VALUE
-----------                                 ------      ------------

COMMON STOCKS ? 95.84%

Metal Mining Services-5.11%
   Freeport-McMoran Copper and Gold         41,240      $   1,517,219

Electric and other Electrical Equipment
and Components-4.07%
   General Electric                         67,485          1,208,656

Industrial Inorganic Chemicals-3.12%
   Olin					  47,045            924,434

Lumber and Other Building Materials
Dealers-4.67%
   Home Depot                               33,000          1,387,320

Cigarettes-9.01%
   Altria                                   36,785          1,090,675
   Philip Morris Intl                       20,141          1,580,666
                                                              -------
                                                            2,671,341

Chewing and Smoking Tobacco and Snuff-4.48%
   Universal Corp                           28,956          1,330,818

Railroads, Line-Haul Operating-4.11%
   Norfolk Southern			  16,756          1,220,842

Petroleum Refining-13.14%
   Chevron Corp				      14,494          1,542,162
   ConocoPhillips                           20,639          1,503,964
   Valero	                              40,480            852,104
                                                           --------
                                                            3,898,230

Security Brokers, Dealers, & Flotation
Companies-3.84%
   Goldman Sachs		  12,600		1,139,418











- Continued -

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2011

DESCRIPTION                                 SHARES      FAIR VALUE
-----------                                 ------      ----------

Pharmaceutical Preparations-11.96%
   Pfizer                                   66,606     $    1,441,354
   Merck                                    22,000            829,400
   Eli Lilly                                30,777          1,279,092
                                                             --------
                                                            3,549,846

Semi Conductors and Related Devices-4.88%
   Intel Corp					 59,732          1,448,501

Telephone Communications, Except
Radiotelephone-8.80%
   Verizon Communications, Inc.                36,783          1,475,734
   AT&T				 37,562          1,135,875
                                                             --------
                                                            2,611,609

Canned Fruits and Vegetables-2.73%
   Heinz				 15,000            810,600

Groceries, General Line-3.57%
   Sysco			  36,134	      1,059,810

Department Stores-4.11%
   Walmart				 20,389          1,218,447

Electric Services-3.54%
   Excelon                                  24,200          1,049,554

Drilling, Oil & Gas Wells-2.87%
   Diamond Offshore Drilling                15,413            851,722

Refuse Systems-1.83%
   Waste Management Inc.			  16,560            541,677
                                            -----------

   Total common stocks (cost $23,512,764)        28,440,044
					              ----------









- Continued -

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2011


                                              SHARES      FAIR VALUE
SHORT-TERM INVESTMENTS ? 4.01%                ------        --------
   Schwab Money Market Fund
              -current interest at 0.01%   1,191,112    $  1,191,112
                                                            --------

   Total short-term investments (cost $1,191,112)          1,191,112
                                                            --------

Total investment securities ? 99.85% (cost $24,703,876)   29,631,156

Other assets less liabilities - 0.15%                         45,258
                                                            --------

Net assets - 100.00%                                   $  29,676,414
                                                        ============


































See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011



INVESTMENT INCOME
   Dividends                                             $  1,106,004
   Interest                                                       135
                                                         ------------
          Total investment income                           1,106,139
                                                         ------------
EXPENSES -
   Advisory fees                                              260,337
                                                             --------
          Total Expenses                                      260,337
                                                             --------

          Net investment income                               845,802
                                                         ------------

GAIN ON INVESTMENTS -
   Net realized gain on investments                           678,871
   Net change in unrealized appreciation of securities        740,841
                                                         ------------
         Net realized gain and unrealized gain
           on investments                                   1,419,712
                                                         ------------

   Net increase
        in net assets resulting from operations          $  2,265,514
                                                         ============























See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                          Year Ended      Year Ended
                                          Dec 31, 2011    Dec. 31, 2010

INCREASE(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                    $   845,802    $    681,634
   Net realized gain(loss) on investments       678,871        (217,487)
   Net change in unrealized appreciation
   of securities  		                  740,841       4,020,614
          				     -----------    ---------
      Net increase in net assets
      resulting from operations               2,265,514       4,484,761


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                       (845,802)       (681,634)
                                            -----------    ------------
         Total Distributions                   (845,802)       (681,634)

CAPITAL SHARE TRANSACTIONS-NET               (1,732,776)      3,323,303
                                            -----------    ------------

TOTAL INCREASE(DECREASE) IN NET ASSETS         (313,064)      7,126,430

NET ASSETS, beginning of year                29,989,478      22,863,048
                                            -----------    ------------

NET ASSETS, end of year                    $ 29,676,414    $ 29,989,478
                                            ===========    ============






















See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
ENDING:
                            YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED     ENDED     ENDED     ENDED     ENDED
                            2011      2010      2009      2008      2007
                            ------    ------    ------    ------    -------
Net asset value,
  beginning of year         $20.76    $17.94    $15.56    $25.35    $24.87
                            ------    ------    ------    ------    -------
Income(loss) from investment
operations:
  Net investment income       0.64      0.47      0.33      0.67      1.49
  Net realized and unrealized
  gains(losses)on investments 1.04      2.84      2.55     (9.79)    (0.21)
                            -------    -----     -----     ------    -----
Total income(loss)from
  investment operations	      1.68      3.31      2.88     (9.12)     1.28
                            -------    ------    -----     ------    ------

Less distributions from:
  Net investment income      (0.64)    (0.49)    (0.50)    (0.67)    (0.79)
  Net realized gains         (0.00)    (0.00)    (0.00)    (0.00)    (0.01)
                              ------   ------   ------     ------    ------
    Total distributions      (0.64)    (0.49)    (0.50)    (0.67)    (0.80)
                              -----     -----     -----    ------    ------
Net asset value,
  end of year                $21.80    $20.76    $17.94    $15.56    $25.35
                             -------   ------   ------    ------     ------

Total Return                  8.09%    18.43%    18.51%   (35.96)%    5.14%

Ratios & Supplemental Data:

Net assets, end of year
   (in 1000's)              $29,676  $29,989   $22,863   $12,367    $11,061

Ratio of expenses to average
   net assets (a)              0.84%    0.85%   0.81%      0.83%      0.85%

Ratio of net investment income(loss) to
   average net assets          2.74%    2.69%   3.16%      3.30%      2.88%

Portfolio turnover
   rate                       14.94%   14.43%  29.29%     15.19%     28.19%



(a) The Fund's actual expenses are calculated daily at 0.85% of net asset value (NAV).



See accompanying notes to these financial statements

STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Stock Dividend Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 6, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth and income by investing primarily in dividend paying common stocks. The effective date of the Fund's registration with the SEC was November 29, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Dividends are paid upon Board approval by the end of each calendar year.





STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund's policy is to continue to comply with the requirements of the
Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so
that it will not be subject to excise tax on undistributed income and gains.
Therefore, no federal income tax or excise provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income (loss) or net realized gains (losses) may differ from their ultimate characterization for income tax purposes. At December 31, 2011, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Subsequent Events
Subsequent events were evaluated through February 14, 2012, the date in which
these financials were available to be issued.





























STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


3.    FAIR VALUE OF INVESTMENTS
In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or
pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements
based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.
 Observable
inputs reflect the assumptions market participants would use in pricing the
asset or liability based on market data obtained from sources independent of the
Fund. Unobservable inputs reflect the Fund's own assumptions about the
assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.
The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices(including quoted prices for
similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


The following table summarizes the valuation of the Fund's investments by the
above fair value hierarchy levels as of December 31, 2011:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1:
         Common Stock               $28,440,044          $          0
         Short term investments       1,191,112                     0
                                    -----------          ------------
            Total Level 1:           29,631,156                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $29,631,156          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts,
which are valued at the unrealized appreciation / depreciation on the instrument. As of December 31, 2011, the Fund did not own any other financial instruments.






STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


4. CAPITAL SHARE TRANSACTIONS
Capital share transactions in the Fund's $0.001 par value common stock were as follows:


                          Year Ended             Year Ended
                       December 31, 2011     December 31, 2010
                       -------------------   -------------------
                       Shares       Amount     Shares       Amount
Shares sold         214,655    $ 4,647,804    171,938    $3,327,791
Shares issued in
  reinvestment of
  dividends	      38,807        841,742     32,913       681,634
                     --------     --------      ------     --------
                    253,462      5,489,546    204,851     4,009,425
Shares redeemed    (336,819)    (7,222,322)   (34,721)     (686,122)
                     --------     --------      ------     --------
Net increase
      (decrease) (83,357)    (1,732,776)   170,130     3,323,303

Beginning of year  1,444,541   $30,559,537  1,274,411   $27,236,234
                   ---------     --------      -------   ----------
End of year        1,361,184   $28,826,761  1,444,541   $30,559,537
	  =========	  ==========     =======  ===========


5.  INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $4,602,295 and $6,946,966, respectively, for the year ended December 31, 2011. The aggregate cost of investment securities, excluding short term investments, for federal income tax purposes was $23,512,764 as of December 31,
 2011.  There
were no differences between the financial reporting basis and the income tax
basis in the cost or net unrealized appreciation (depreciation) of the Fund?s
investments as of December 31, 2011.



















STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

As of December 31, 2011 and 2010, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Description                               2011              2010
-----------                           --------          --------
Unrealized appreciation           $   5,768,478     $  5,229,815
Unrealized depreciation                (841,198)      (1,043,375)
                                     ----------       ----------
Net unrealized
   appreciation                   $   4,927,280     $  4,186,439
                                  ==============    ============

6. DISTRIBUTION TO SHAREHOLDERS
On December 28, 2011 a distribution of $0.64 per share aggregating $845,802 was paid to the shareholders of record on that date from net investment income.

7. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position different than if they were autonomous.

The Fund has an investment advisory agreement with Adams Asset
Advisors,
LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is a member of the Advisor and is also an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The advisory fee for 2011, as computed pursuant to the investment advisory agreement, totaled $260,337, of which $20,687 was payable on December
 31, 2011.

The Advisor acts as the transfer agent for the Fund, with Fidelity
 Investments
as the sub-transfer agent. There are no fees associated with these services.

The Fund acts as it own custodian, effective September 1, 2008, and is in compliance per requirements of Rule 17f-2. There are no fees associated with these services.

8.  Redemption Fee
To discourage short-term trades by investors and to compensate the
 Fund for
costs that may be incurred by such trades, the Fund may impose a redemption fee
of 2% of the total redemption amount if shares are held less than
 365 days.  For
the year ended December 31, 2011, there were no redemption fees received by the
Fund.



9.   ACCOUNTING FOR UNCERTAIN TAX POSITIONS
As of December 31, 2011, open Federal tax years, subject to examination, include the tax years ended December 31, 2008 through December 31, 2010.
The Fund has
no examination in progress.


ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION
Stock Dividend Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website athttp://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at
the SEC's Public Reference Room in Washington DC.  Information on the
 operation
of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At an in-person meeting held on January 31, 2011, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund(as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor:

	1)  NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT
ADVISOR
The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement.
 This
includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

	2)  INVESTMENT PERFORMANCE
The Directors reviewed the performance of the Fund, as compared to other mutual
funds and market benchmarks. This review focused on the long-term performance of the Fund.

	3)  COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR
The Directors considered the Fund's management fee and total expense ratio relative to industry averages. The Directors determined that the Advisor is operating profitably, is viable and should remain as an ongoing entity.

	4)  ECONOMIES OF SCALE
The Directors considered information regarding economies of scale with respect to the management of the Fund.

	5)  CONCLUSIONS
Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.


Board of Directors Information (Unaudited)
Stock Dividend Fund, Inc.
December 31, 2011

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors, and is available without charge, by calling 1-800-704-6072. Each director may be contacted by writing to the director c/o Stock Dividend Fund, Inc, 8150 N. Central Expressway, Suite M1120, Dallas, Texas, 75206.


INDEPENDENT DIRECTORS


Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Private investor       Small Cap
Age 54                             since 2000, Tech Co.   Value Fund, Inc.
                                   Manager prior


Yolawnde F. Malone  Director  1 Yr CPA/Tax Specialist-    Small Cap
Age 48                             Family Legacy Trust,   Value Fund, Inc.
                                   Tax mngr Cain Waters
                                   prior, Tolleson Wealth
                                   mgmt tax specialist prior

Melissa D. Gordon,  Director  1 Yr Pathologist, North     Small Cap
M.D.                               Dallas Pathology       Value Fund, Inc.
Age 48                             Partner


INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President of Fund,     Small Cap
Age 50              President      Member of Adams        Value Fund, Inc.
                    Secretary      Asset Advisors,
                    Treasurer      Private investor
                                   prior




This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Stock Dividend Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.




Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Stock Dividend Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Stock Dividend Fund, Inc., including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund?s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company
Accounting Oversight Board (United States). Those standards require that we plan
and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement.
 An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stock Dividend Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

PMB Helin Donovan, LLP

Dallas, TX
February 14, 2012













Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an "interested" Director and Mrs. Malone is an "independent" Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5.  Audit Committee of listed Registrants.  (Not applicable)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a) The Fund's President has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b) There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.









Item 12.  Exhibits.

a)	(1)Code of Ethics- Filed with N-CSR and hereby incorporated by reference.

    (2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached


b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/14/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/14/12